Basis of Preparation of the Consolidated Financial Statements - Summary of Financial Information on Yguazu Cementos S A (Parenthetical) (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 2,901,859,328	$ 4,694,668,684	$ 1,480,095,848	$ 814,392,377
Yguazu Cementos S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 570,921,230	$ 165,280,282